Application of New and Revised International Financial Reporting Standards	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Application of New and Revised International Financial Reporting Standards
3.	APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS
The IASB has issued a number of new IFRSs and amendments to IFRSs that are first effective for the current accounting period of the Group. Of these, the following developments are relevant to the Group’s financial statements:

(i)	IFRS 16, Leases

(ii)	IFRIC-Int 23 , Uncertainty over Income Tax Treatments

(iii)	Amendments to IFRS 9 , Prepayment Features with Negative Compensation

(iv)	Amendments to IAS 19 , Plan Amendment, Curtailment or Settlement

(v)	Amendments to IAS 28 , Long-term Interests in Associates and Joint Ventures

(vi)	Amendments to iFRSs , Annual Improvements to IFRSs 2015-2017 Cycle
Except as described below, the application of the new and amendments to IFRSs in the current year has had no material effect on the Group’s financial performance and positions for the current and prior years and/or on the disclosures set out in these consolidated financial statements.

(i)	IFRS 16, Leases
The Group has applied IFRS 16 for

the first time in the current year, using the modified retrospective approach. IFRS 16 superseded IAS 17 Leases (“IAS 17”), and the related interpretations.
The Group applied the following accounting policies in accordance with the transition provisions of IFRS 16.
Definition of a lease
The Group has elected the practical expedient to apply IFRS 16 to contracts that were previously identified as leases applying IAS 17 and
IFRIC-Int
4
Determining whether an Arrangement contains a Lease
and not apply this standard to contracts that were not previously identified as containing a lease. Therefore, the Group has not reassessed contracts which already existed prior to the date of initial application.
For contracts entered into or modified on or after the date of January 1, 2019, the Group applies the definition of a lease in accordance with the requirements set out in IFRS 16 in assessing whether a contract contains a lease.
As a lessee
The Group has applied IFRS 16 retrospectively with the cumulative effect recognised at the date of initial application, January 1, 2019.
As at January 1, 2019, the Group measured additional
right-of-use
assets at the amounts equal to the related prepaid lease payment by applying IFRS 16(C8(b)(ii)) transition. There is no difference at the date of initial application and comparative information has not been restated.
When applying the modified retrospective approach under IFRS 16 at transition, the Group applied the following practical expedients to leases previously classified as operating leases under IAS 17, on leaseby- lease basis, to the extent relevant to the respective lease contracts:

i.	relied on the assessment of whether leases are onerous by applying IAS 37 Provisions, Contingent Liabilities and Contingent Assets as an alternative of impairment review;

ii.	elected not to recognise right-of-use assets and lease liabilities for leases with lease term ends within 12 months of the date of initial application;

iii.	excluded initial direct costs from measuring the right-of-use assets at the date of initial application;

iv.	applied a single discount rate to a portfolio of leases with a similar remaining terms for similar class
The carrying amount of
right-of-use
assets for own use as at January 1, 2019 comprises the following:

Right-of-use assets RMB’000
Reclassified from prepaid lease payment (Note)	367,024

Note:
Upon application of IFRS 16, the current and
non-current
portion of prepaid lease payment amounting to approximately RMB9,425,000 and RMB357,599,000 respectively were reclassified to right-of-use
assets.
The following adjustments were made to the amounts recognised in the consolidated statement of financial position at January 1, 2019. Line items that were not affected by the changes have not been included.
Impact on the statement of financial position

	Carrying amounts previously reported at December 31, 2018	Adjustments	Carrying amounts under IFRS 16 at January 1, 2019
	RMB’000	RMB’000	RMB’000
NON-CURRENT ASSETS
Right-of-use assets	—	367,024	367,024
Prepaid lease payment – non-current portion	357,599	(357,599)	—

CURRENT ASSET
Prepaid lease payment – current portion	9,425	(9,425)	—

Note:
For the purpose of reporting cash flows from operating activities under indirect method for the year ended December 31, 2019, movements in working capital have been computed based on opening consolidated statement of financial position as at January 1, 2019 as disclosed above.

Up to the date of issue of these financial statements, the IASB has issued a number of amendments, new standards and interpretations which are not yet effective for the year ended December 31, 2019 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group:

Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform 1

Amendments to IFRS 3	Definition of a Business 2

Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture 5

IFRS 17	Insurance Contracts 3

Amendments to IAS 1 and IAS 8	Definition of Material 1

Amendments to IAS 1	Classification of Liabilities as Current or Non-Current 4

1.	Effective for annual periods beginning on or after 1 January 2020.
2.	Effective for business combinations and asset acquisitions for which the acquisition date is on or after the beginning of the first annual period beginning on or after 1 January 2020.
3.	Effective for annual periods beginning on or after 1 January 2021.
4.	Effective for annual periods beginning on or after 1 January 2022.
5.	Effective for annual periods beginning on or after a date to be determined.
In addition to the above new and amendments to IFRSs, a revised Conceptual Framework for Financial Reporting was issued in 2018. Its consequential amendments, the Amendments to References to the Conceptual Framework in IFRS Standards, will be effective for annual periods beginning on or after January 1, 2020.
The directors of the Company anticipate that the application of all the new and amendments to IFRSs will have no material impact on the consolidated financial statements in the foreseeable future.